Restructuring Charges - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) Employees	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Reduction in workforce | Employees	26
Restructuring charges, accrued		$ 2,100	$ 1,588	$ 2,381
Reduction in workforce, percentage		25.00%
Severance and Termination
Restructuring Cost and Reserve [Line Items]
Restructuring charges, estimates cost	$ 1,500		$ 1,500